Related-Party Transactions and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions and Parties-in-Interest	Related-Party Transactions and Parties-in-Interest
The Plan had transactions in the common stock of the Company in 2025 and 2024. During 2025, purchases and sales of the Company’s common stock totaled $1,231,000 and $3,242,000, respectively. During 2024, purchases and sales of the Company's common stock totaled $1,615,000 and $3,283,000, respectively. As of December 31, 2025 and 2024, the Plan held $11,257,000 and $12,207,000 in the Company's common stock, respectively.
Certain Plan investments are managed by BlackRock Financial Management, Morley Capital, PIMCO Investment Management, Wellington Management, Arrowstreet Capital, Vanguard Fixed Income Group, and Fidelity Investments, which are considered parties-in-interest as they are investment managers for the Plan. Any purchases and sales of these funds are performed in the open market at fair value. Such transactions, while considered party-in-interest transactions under ERISA regulations, are permitted under the provisions of the Plan and are specifically exempt from prohibition of party-in-interest transactions under ERISA.
As of December 31, 2025 and 2024, the Plan held $6,989,000 and $6,563,000 in notes receivable from participants, respectively.